Dispositions of Real Estate and Discontinued Operations (Details) (USD $)	12 Months Ended							3 Months Ended	12 Months Ended
	Dec. 31, 2011 Property	Dec. 31, 2010 Property	Dec. 31, 2009 Property	Dec. 31, 2011 Senior housing Property	Dec. 31, 2010 Senior housing	Dec. 31, 2010 Hospital	Dec. 31, 2010 Post-acute/skilled nursing	Mar. 31, 2012 Medical office	Dec. 31, 2010 Medical office
Dispositions of Real Estate
Number of properties disposed		14		3
Total consideration for disposition of real estate		$ 56,000,000		$ 19,000,000	$ 28,000,000	$ 15,000,000	$ 10,000,000	$ 7,000,000	$ 3,000,000
Operating income from discontinued operations
Rental and related revenues	2,175,000	6,624,000	14,674,000
Depreciation and amortization expenses	772,000	2,439,000	4,389,000
Operating expenses	4,000	217,000	3,199,000
Other (income) expense, net	(33,000)	(40,000)	790,000
Income before impairments and gain on sales of real estate, net of income taxes	1,432,000	4,008,000	6,296,000
Impairments			125,000
Gain on sales of real estate, net of income taxes	$ 3,107,000	$ 19,925,000	$ 37,321,000
Number of properties held for sale	1	4	18
Number of properties sold	3	14	14
Number of properties included in discontinued operations	4	18	32